Offerings	Jan. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the LiqTech International, Inc. 2022 Equity Incentive Plan
Amount Registered | shares	1,385,737
Proposed Maximum Offering Price per Unit	1.767
Maximum Aggregate Offering Price	$ 2,448,597.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 338.15
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") of LiqTech International, Inc. (the "Company") that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Company's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on January 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, outstanding under the LiqTech International, Inc. 2022 Equity Incentive Plan (RSUs)
Amount Registered | shares	114,263
Proposed Maximum Offering Price per Unit	1.767
Maximum Aggregate Offering Price	$ 201,902.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.88
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") of LiqTech International, Inc. (the "Company") that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Company's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on January 27, 2026.